Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the six months ended June 30, 2026 and 2025, or recorded balances as of June 30, 2026 and December 31, 2025.

Name	Relationship with the Company
Mr. Zhu Jian	Chief Executive Officer, Director and principal Shareholder of the Company
Mr. Wang Jun	Chief Executive Officer of Weitong and principal Shareholder of the Company
Mr. Tang Jing	Chief Financial Officer and principal Shareholder of the Company
Mr. Wang Jixiang	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”)	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”)	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”)	Wholly owned by Mr. Tang Jing
Yanyan Global Company Limited (“Yanyan Global”)	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”)	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”)	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Shanghai Jingrong Information Co., Ltd. (“Jingrong”)	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”)	Company controlled by Ms. Mu Xuemei, the director of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhi Wang”)	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”)	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”)	Controlled by Zhi Mei Si
Shanghai Yaxing Commercial Consulting Co., Ltd. (“Ya Xing”)	Controlled by Mr. Tang Jing
Shanghai Jing Yu Enterprise Investment Management Co., Ltd. (“Jing Yu”)	Company controlled by Mr. Wang Jun
Shanghai Jing Neng Enterprise Co., Ltd. (“Jing Neng”)	Company controlled by Mr. Wang Jun

2) Transactions with related parties

	For the Six Months Ended June 30,
	2026	2025
Sales of products to a related party
Mr. Wang Jixiang	$95,312	$—
	$95,312	$—

Purchase of products from a related party
Youshan	$—	$866,846
	$—	$866,846

Service fees charged by a related party
Jingrong	$—	$98,666
	$—	$98,666

Payment of dividends
Healthy Great	$19,171	$—
Smartest Star	19,171	—
Scenery	19,171	—
Mr. Zhu Jian	—	19,251
Mr. Wang Jun	—	19,251
Mr. Tang Jing	—	19,251
Payment of dividends	$57,513	$57,753

Net settlement (1)
Reduction of dividend payables due to disposal of discontinued operations	$—	$9,988,060
Net settlement of dividends payable with due from related parties from continuing operations	688,314	4,567,520
Net settlement of due from related parties and due to related parties within continuing operations	1,454,026	437,699
Net settlement of due from related parties and due to related parties between continuing operations and discontinued operations	—	961,649
	$2,142,340	$15,954,928

(1)

During the six months ended June 30, 2025, the Company and certain related parties entered into certain net settlement agreements, pursuant to which all parties agreed that: 1) the Company’s dividend payables of $9,988,060 was reduced due to disposal of discontinued operations; 2) the Company’s dividend payables of $4,567,520 was netted off against the Company’s receivables of $4,567,520 as recorded in continuing operations; and 3) the Company’s payables of $1,399,348 was netted off against the Company’s receivables of $1,399,348 due from respective related parties. Among the Company’s payables of $1,399,348 due to related parties, $437,699 and $961,649 were related to payables of continuing operations and discontinued operations, respectively.

During the six months ended June 30, 2026, the Company and certain related parties entered into certain net settlement agreements, pursuant to which all parties agreed that: 1) the Company’s dividend payables of $688,314 was netted off against the Company’s receivables of $688,314 as recorded in continuing operations; and 2) the Company’s payables of $1,454,026 was netted off against the Company’s receivables of $1,454,026 due from respective related parties.

(Advances to) Collection of advances from related parties

During the six months ended June 30, 2026 and 2025, the Company made advances of $2,261,306 and $nil to certain related parties, respectively. The advances were interest free and repayable on demand. During the six months ended June 30, 2026 and 2025, the Company collected advances of $51,003 and $nil from these related parties, respectively.

	For the Six Months Ended June 30,
	2026		2025
	Advances	Collection of advances	Advances	Collection of advances
Ying Tian	$(1,085,423)	$—	$—	$—
Skinist Shanghai	(971,016)	51,003	—	—
Yanyan Global	(204,867)	—	—	—
	$(2,261,306)	$51,003	$—	$—

Borrowings from (Repayment of Borrowings to) related parties

	For the Six Months Ended June 30,
	2026		2025
	Borrowings	Repayment of borrowings	Borrowings	Repayment of borrowings
Zhi Wang	2,517,543	(2,376,768)		—
Mr. Zhu Jian	$1,028,538	$(174,959)	$—	$(144,279)
Mr. Tang Jing	291,443	(2,500)	1,296,087	—
Youshan	—	—	500,510	(740,424)
Li Bo	—	—	896,230	(326,366)
Yanyan Global	—	—	57,628	(141,241)
Skinist Shanghai	—	—	—	—
Ying Tian	—	—	—	(4,009,597)
Teng Xin	—	—	—	(196,868)
Zhi Mei Si	—	—	—	(3,861)
Jing Yu	—	—	—	(275,763)
Jing Neng	—	—	—	(137,882)
Scenery	—	—	—	(2,000)
Ya Xing	—	(87,433)	—
Mr. Wang Jixiang	—	(2,015)	275,763	(468,796)
Others	9,583	—	—	—
	$3,847,107	$(2,643,675)	$3,026,218	$(6,447,077)

(1)	During the six months ended June 30, 2026 and 2025, the Company borrowed $3,847,107 and $3,026,218 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.

3) Balances with related parties

As of June 30, 2026 and December 31, 2025, the balances with related parties were as follows:

— Due to related parties, non-current

	June 30, 2026	December 31, 2025
Dividends payable(1)
Healthy Great	$2,268,472	$3,081,844
Smartest Star	1,088,340	1,115,820
Scenery	409,013	431,370
	$3,765,825	$4,629,034
Other payable(2)
Ya Xing	$—	$85,796
	—	85,796
Total	$3,765,825	$4,714,830

(1)	As of June 30, 2026, the dividend payable due to shareholders were due on July 2027. The Company recorded the dividends payable as non-current liabilities. For the six months ended June 30, 2026 and 2025, the Company net settled dividends payable of $688,314 and $14,555,580 through net-settlement agreements with respective related parties.